Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 051	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-0319970
Plan number	051